Schedule of Investments July 31, 2020 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 78.2%
Communication Services - 1.8%
Alphabet, Inc. - Class A (a)*	866	$1,288,565

Consumer Staples - 14.7%
Beiersdorf AG - ADR (a)	80,212	1,903,431
Cal-Maine Foods, Inc. (a)*	36,515	1,604,651
Diageo PLC - ADR (a)	26,125	3,846,645
Henkel AG & Co. KGaA - ADR (a)	42,773	930,313
Sanderson Farms, Inc. (a)	21,465	2,393,240

		10,678,280

Financials - 23.7%
Charles Schwab Corp. (a)	67,706	2,244,454
Chubb Ltd. (a)	35,131	4,470,068
MetLife, Inc. (a)	33,537	1,269,375
Northern Trust Corp. (a)	28,439	2,228,196
Travelers Companies, Inc. (a)	50,392	5,765,853
Valley National Bancorp (a)	86,634	647,156
White Mountains Insurance Group, Ltd. (a)	729	641,615

		17,266,717

Healthcare - 21.8%
Dentsply Sirona, Inc. (a)	100,874	4,498,980
Globus Medical, Inc. - Class A (a)*	26,428	1,273,301
ICU Medical, Inc. (a)*	10,454	1,920,714
Johnson & Johnson (a)	8,807	1,283,708
Merit Medical Systems, Inc. (a)*	53,625	2,398,110
Smith & Nephew - ADR (a)	79,915	3,181,416
Wright Medical Group N.V. (a)*	42,485	1,275,400

		15,831,629

Industrials - 5.0%
Amphenol Corp. - Class A (a)	25,865	2,735,482
Lindsay Corp. (a)	9,702	940,803

		3,676,285

Materials - 4.0%
3M Co. (a)	19,154	2,882,102

Real Estate - 4.6%
Equity Commonwealth (a)	106,207	3,352,955

Utilities - 2.6%
Essential Utilities, Inc. (a)	7,015	318,130
SJW Group (a)	25,517	1,593,792

		1,911,922

Total Common Stocks (Cost $49,695,725)		56,888,455

SHORT-TERM INVESTMENT - 9.0%
First American Government Obligations Fund, Class X, 0.08% (a) ^ (Cost $6,537,645)	6,537,645	6,537,645

Total Investments - 87.2% (Cost $56,233,370)		63,426,100
Other Assets and Liabilities, Net - 12.8%		9,300,503

Total Net Assets - 100.0%		$72,726,603

(a)	All or a portion of this security is designated as collateral for securities sold short. As of July 31, 2020, the value of the collateral was $63,426,100.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2020.

ADR-American Depositary Receipt

Schedule of Securities Sold Short July 31, 2020 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 87.4%
Communication Services - 2.1%
Charter Communications, Inc. *	2,574	$1,492,920

Consumer Discretionary - 23.5%
AutoZone, Inc. *	1,007	1,215,872
Cintas Corp.	9,512	2,871,388
D.R. Horton, Inc.	17,937	1,186,712
Home Depot, Inc.	10,621	2,819,769
Lennar Corp. - Class A	15,439	1,117,012
Lowe’s Companies, Inc.	3,635	541,288
McDonalds Corp.	5,994	1,164,514
O’Reilly Automotive, Inc. *	5,780	2,759,256
Restaurant Brands International, Inc.	10,083	569,891
Ross Stores, Inc.	12,997	1,165,441
TJX Companies, Inc.	9,600	499,104
Yum China Holding, Inc.	13,041	1,187,383

		17,097,630

Consumer Staples - 14.9%
Coca-Cola Co.	11,018	520,490
Colgate-Palmolive Co.	7,233	558,388
Costco Wholesale Corp.	8,286	2,697,342
Dollar General Corp.	15,273	2,907,979
General Mills	17,544	1,110,009
Hormel Foods Corp.	25,893	1,316,918
Mondelez International, Inc.	10,223	567,274
Nestle SA - ADR	4,909	578,526
Procter & Gamble	4,170	546,770

		10,803,696

Energy - 1.1%
Canadian Natural Resources Ltd.	13,360	235,938
Enbridge, Inc.	16,797	537,504

		773,442

Financials - 6.4%
Allstate Corp.	5,107	482,050
Bank of America Corp.	13,862	344,886
Marsh & McLennan Companies, Inc.	11,161	1,301,373
Progressive Corp.	27,727	2,504,857

		4,633,166

Healthcare - 0.9%
HCA Healthcare, Inc.	5,151	652,323

Industrials - 20.5%
CSX Corp.	15,989	1,140,655
Cummins, Inc.	7,417	1,433,410
Eaton Corporation PLC	12,099	1,126,780
Illinois Tool Works, Inc.	14,667	2,713,248
Parker-Hannifin Corp.	2,672	478,074
Republic Services, Inc.	14,745	1,286,501
Stanley Black & Decker, Inc.	3,454	529,567
Trane Technologies	21,401	2,394,130
Union Pacific Corp.	14,602	2,531,257
Waste Management, Inc.	11,799	1,293,170

		14,926,792

Information Technology - 0.6%
Automatic Data Processing, Inc.	3,490	463,856

Materials - 10.6%
Air Products and Chemicals, Inc.	8,677	2,487,089
Avery Dennison Corp.	4,767	540,292
Ball Corp.	17,095	1,258,705
PPG Industries, Inc.	4,590	494,113
Sherwin-Williams Co.	4,572	2,962,290

		7,742,489

Real Estate - 5.3%
Prologis, Inc.	26,925	2,838,433
Realty Income Corp.	9,105	546,755
Weyerhaeuser Co.	16,944	471,213

		3,856,401

Utilities - 1.5%
WEC Energy Group, Inc.	5,750	547,745
Xcel Energy, Inc.	8,100	559,224

		1,106,969

Total Securities Sold Short (Proceeds $57,929,247)		$63,549,684

*	Non-income producing security

ADR-    American Depositary Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of July 31, 2020, the Fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$56,888,455	$—	$—	$56,888,455
Short-Term Investment	6,537,645	—	—	6,537,645

Total Investments	$63,426,100	$—	$—	$63,426,100

Securities Sold Short
Common Stocks	$63,549,684	$—	$—	$63,549,684

Total Securities Sold Short	$63,549,684	$—	$—	$63,549,684